Description of Business and Basis of Presentation (Tables)	12 Months Ended
Dec. 31, 2025
Description of Business and Basis of Presentation
Schedule of business combination shares issued and outstanding

Total Legacy Deep Fission shares outstanding prior to Merger	38,538,922
Shares issued to Surfside shareholders	2,166,667
Shares issued to Advisor	85,000
Shares issued to 2025 Private Placement	10,000,000
Total shares outstanding immediately following the Merger	50,790,589